GOEHRING & ROZENCWAJG INVESTMENT FUNDS

 Goehring & Rozencwajg Resources Fund (the “Fund”)

SUPPLEMENT DATED NOVEMBER 30, 2022 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED SEPTEMBER 29, 2022, AS SUPPLEMENTED TO DATE

This supplement provides new and additional information that replaces information contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. Effective immediately, the Fund’s disclosures are modified as follows:

All references to the Fund’s and Goehring & Rozencwajg Associates, LLC’s mailing address are deleted and replaced with “115 Broadway 5th Floor, New York, NY 10006.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE